Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
NOTE R—DERIVATIVE FINANCIAL INSTRUMENTS
United uses derivative instruments to help aid against adverse price changes or interest rate movements on the value of certain assets or liabilities and on future cash flows. These derivatives may consist of interest rate swaps, caps, floors, collars, futures, forward contracts, written and purchased options. United also executes derivative instruments with its commercial banking customers to facilitate its risk management strategies.
During 2020, United entered into two interest rate swap derivatives designated as cash flow hedges. The notional amount of these cash flow hedge derivatives totaled $500,000,000. The derivatives are intended to hedge the changes in cash flows associated with floating rate FHLB borrowings. As of December 31, 2023, United has determined that no forecasted transactions related to its cash flow hedges resulted in gains or losses pertaining to cash flow hedge reclassification from AOCI to income because the forecasted transactions became probable of not occurring. United estimates that $18,905,000 will be reclassified from AOCI as a decrease to interest expense over the next
12-months
following December 31, 2023 related to the cash flow hedges. As of December 31, 2023, the maximum length of time over which forecasted transactions are hedged is six years.

United is subject to the Dodd-Frank Act clearing requirement for eligible derivatives. United has executed and cleared eligible derivatives through the London Clearing House (“LCH”). Variation margin at the LCH is distinguished as settled-to-market
and settled daily based on the prior day value, rather than
collateralized-to-market.
The daily settlement of the derivative exposure does not change or reset the contractual terms of the instrument. The total notional amount of interest rate swap derivatives designated as cash flow hedges cleared through the LCH include $500,000,000 for asset derivatives as of December 31, 2023. Balances related to LCH are presented as a single unit of account with the fair value of the designated cash flow interest rate swap asset being reduced by variation margin posted by (with) the applicable counterparty and reported in the following table on a net basis. The related fair value on a net basis approximates zero.
The following tables disclose the derivative instruments’ location on the Company’s Consolidated Balance Sheets and the notional amount and fair value of those instruments at December 31, 2023 and December 31, 2022.

	Asset Derivatives
	December 31, 2023			December 31, 2022
(In thousands)	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Fair Value Hedges:
Interest rate swap contracts (hedging commercial loans)	Other assets	$12,032	$611	Other assets	$55,073	$4,038

Total Fair Value Hedges		$12,032	$611		$55,073	$4,038
Cash Flow Hedges:
Interest rate swap contracts (hedging FHLB borrowings)	Other assets	$500,000	$0	Other assets	$500,000	$0

Total Cash Flow Hedges		$500,000	$0		$500,000	$0

Total derivatives designated as hedging instruments		$512,032	$611		$555,073	$4,038

Derivatives not designated as hedging instruments
Forward loan sales commitments	Other assets	$3,880	$93	Other assets	$15,475	$220
TBA mortgage-backed securities	Other assets	0	0	Other assets	22,649	146
Interest rate lock commitments	Other assets	99,278	1,144	Other assets	73,412	1,146

Total derivatives not designated as hedging instruments		$103,158	$1,237		$111,536	$1,512

Total asset derivatives		$615,190	$1,848		$666,609	$5,550

	Liability Derivatives
	December 31, 2023			December 31, 2022
(In thousands)	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives not designated as hedging instruments
Forward loan sales commitments	Other liabilities	$0	$0	Other liabilities	$0	$0
TBA mortgage-backed securities	Other liabilities	77,115	678	Other liabilities	63,000	213
Interest rate lock commitments	Other liabilities	0	0	Other liabilities	48,949	348

Total derivatives not designated as hedging instruments		$77,115	$678		$111,949	$561

Total liability derivatives		$77,115	$678		$111,949	$561

The following table represents the carrying amount of the hedged assets/(liabilities) and the cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged assets/(liabilities) that are designated as a fair value accounting relationship as of December 31, 2023 and December 31, 2022.

(In thousands) Derivatives in Fair Value Hedging Relationships	Location in the Statement of Condition	December 31, 2023
		Carrying Amount of the Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/ (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Remaining for any Hedged Assets/ (Liabilities) for which Hedge Accounting has been Discontinued

Interest rate swaps	Loans, net of unearned income	$12,032	$(632)	$0

		December 31, 2022
(In thousands) Derivatives in Fair Value Hedging Relationships	Location in the Statement of Condition	Carrying Amount of the Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/ (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Remaining for any Hedged Assets/ (Liabilities) for which Hedge Accounting has been Discontinued
Interest rate swaps	Loans, net of unearned income	$55,770	$(3,069)	$0
Derivative contracts involve the risk of dealing with both bank customers and institutional derivative counterparties and their ability to meet contractual terms. Credit risk arises from the possible inability of counterparties to meet the terms of their contracts. United’s exposure is limited to the replacement value of the contracts rather than the notional amount of the contract. The Company’s agreements generally contain provisions that limit the unsecured exposure up to an agreed upon threshold. Additionally, the Company attempts to minimize credit risk through certain approval processes established by management.
The effect of United’s derivative financial instruments on its Consolidated Statements of Income for the years ended December 31, 2023, 2022 and 2021 is presented as follows:

		Year Ended
(In thousands)	Income Statement Location	December 31, 2023	December 31, 2022	December 31, 2021
Derivatives in hedging relationships
Cash Flow Hedges:
Interest rate swap contracts	Interest on long-term borrowings (1)	$23,574	$5,782	$(1,354)
Fair Value Hedges:
Interest rate swap contracts	Interest and fees on loans and leases	$117	$(177)	$(1,744)

Total derivatives in hedging relationships		$23,691	$5,605	$(3,098)

Derivatives not designated as hedging instruments
Forward loan sales commitments	Income from Mortgage Banking Activities	(127)	(174)	(1,187)
TBA mortgage-backed securities	Income from Mortgage Banking Activities	(611)	276	5,932
Interest rate lock commitments	Income from Mortgage Banking Activities	(240)	(8,373)	(22,219)

Total derivatives not designated as hedging instruments		$(978)	$(8,271)	$(17,474)

Total derivatives		$22,713	$(2,666)	$(20,572)

(1)	Decreases or increases in interest expense are expressed as positive or negative amounts, respectively, based on their impact to net income.
For the years ended December 31, 2023, 2022 and 2021, changes in the fair value of any interest rate swaps attributed to hedge ineffectiveness were recorded, but were not significant to United’s Consolidated Statements of Income.